Description of Business and Organization (Details) ¥ in Millions				6 Months Ended
		Jan. 31, 2026 CNY (¥)	Jul. 09, 2025 shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Description of Business and Organization [Line Items]
Incorporated date				Apr. 02, 2024
Ordinary shares, shares issued (in Shares)	[1]			81,016,311	76,048,501
Ordinary shares, shares outstanding (in Shares)	[1]			81,016,311	76,048,501
YouheHR [Member]
Description of Business and Organization [Line Items]
Equity interest percentage		100.00%
Total share consideration | ¥		¥ 68.1
Sponsor [Member] | Distoken Acquisition Corporation [Member]
Description of Business and Organization [Line Items]
Shares issued				2,324,500
Public Shareholders [Member] | Distoken Acquisition Corporation [Member]
Description of Business and Organization [Line Items]
Shares issued				51,052
Public Warrant [Member]
Description of Business and Organization [Line Items]
Conversion of shares				1
Private Warrant [Member]
Description of Business and Organization [Line Items]
Conversion of shares				1
Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Ordinary shares recapitalized				221,777,718
Shares issued				45,292,909
Ordinary Shares [Member] | PIPE Investors [Member]
Description of Business and Organization [Line Items]
Shares issued				2,704,949
Total consideration | $				$ 27,049
Preferred Shares [Member]
Description of Business and Organization [Line Items]
Ordinary shares recapitalized				120,978,810
Shares issued				24,707,091
Class B Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Voting rights				20
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Shares issued				11,160,808
Class A Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Shares issued				34,132,101
Conversion of shares				1
Ordinary shares, shares issued (in Shares)				81,016,311	76,048,501	45,292,909
Ordinary shares, shares outstanding (in Shares)						45,292,909
Class A Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Description of Business and Organization [Line Items]
Shares issued				3,343,552
Conversion of shares				1
Ordinary shares, shares issued (in Shares)				690,000
Ordinary shares, shares outstanding (in Shares)				690,000
Class A Ordinary Shares [Member] | PIPE Investors [Member]
Description of Business and Organization [Line Items]
Shares issued			2,704,949
Representative Shares [Member] | Distoken Acquisition Corporation [Member]
Description of Business and Organization [Line Items]
Shares issued				278,000

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.